SCHEDULE OF OTHER CURRENT ASSETS (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	¥ 219,598	¥ 115,300
Advances to vendors	191,859	174,116
Others	73,679	64,163
Total	¥ 485,136	¥ 353,579